Fair Value of Financial Assets - Schedule of Marketable Securities by Security Type (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities [Line Items]
Amortized Cost	$ 29,699	$ 54,596	$ 45,306
Gross Unrealized Gains	1	2
Gross Unrealized Losses	(17)	(183)	(30)
Estimated Fair Value	29,683	54,415	45,276
US Treasury Notes [Member] | Due With In One Year [Member]
Marketable Securities [Line Items]
Amortized Cost	29,699	54,596	30,213
Gross Unrealized Gains	1	2
Gross Unrealized Losses	(17)	(183)	(20)
Estimated Fair Value	$ 29,683	$ 54,415	30,193
US Treasury Notes [Member] | Due After One Year Through Two Years [Member]
Marketable Securities [Line Items]
Amortized Cost			15,093
Gross Unrealized Losses			(10)
Estimated Fair Value			$ 15,083